UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5018

Smith Barney Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT SERIES

SMITH BARNEY INTERNATIONAL FUND

FORM N-Q

JULY 31, 2004

SMITH BARNEY INTERNATIONAL FUND

Schedule of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 98.4%
Australia — 3.4%
196,233	Australia & New Zealand Banking Group Ltd.	$2,492,650
35,414	National Australia Bank Ltd.	664,308
56,603	News Corporation *	486,499
		3,643,457
Denmark — 1.2%
25,450	Novo Nordisk A/S, Class B Shares	1,293,467
Finland — 1.9%
45,026	Nokia Oyj	522,833
106,058	Stora Enso Oyj	1,472,485
		1,995,318
France — 11.8%
59,438	BNP Paribas S.A.*	3,459,647
59,506	Bouygues S.A.*	1,999,556
27,433	Carrefour S.A.*	1,307,974
44,028	Credit Agricole S.A.*	1,038,214
26,176	France Telecom S.A.	648,113
3,213	Pin Printemps Redo *	313,304
10,005	Renault S.A.*	789,026
5,325	Sanofi-Synthelabo S.A.*	352,999
4,913	Schneider Electric S.A.*	312,387
10,452	Total S.A.*	2,028,316
4,521	Vinci S.A.*	459,886
		12,709,422
Germany — 7.6%
16,260	Altana AG	880,308
5,203	Bayerische Motoren Werke AG	231,109
16,980	DaimlerChrysler AG	758,107
13,905	E.ON AG	989,192
23,582	Metro AG	1,081,806
27,725	RWE AG (NEU)	1,357,587
16,630	Schering AG	933,954
27,622	Siemens AG	1,937,760
		8,169,823
Hong Kong — 1.1%
193,000	Henderson Land Development Co., Ltd.*	848,727
44,000	Swire Pacific Ltd.	293,341
		1,142,068
Italy — 6.1%
163,581	Eni S.p.A.*	3,365,354
157,875	SanPaolo IMI S.p.A. *	1,804,425

See Notes to Schedule of Investments.

SMITH BARNEY INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Italy — 6.1% (continued)
294,103	UniCredito Italiano S.p.A.*	$1,408,265
		6,578,044
Japan — 22.5%
23,000	Bridgestone Corp.	415,084
31,300	Canon Inc.	1,528,817
20,600	Denso Corp.	504,943
97	East Japan Railway Co.	528,655
23,000	Fuji Photo Film Co., Ltd.	689,742
67,000	Fujitsu, Ltd.*	415,084
232,000	Hitachi	1,416,476
20,700	Honda Motor Co., Ltd.	1,007,354
15,000	Kao Corp.	371,716
40,000	Matsushita Electric Industrial Co., Ltd.	532,974
110,000	Mitsubishi Electric Corp.	501,728
93	Mitsubishi Tokyo Financial Group, Inc.	832,512
270,000	Mitsui Sumitomo Insurance Co., Ltd.	2,496,970
5,000	Murata Manfacturing Co., Ltd.	248,260
7,300	Nintendo Co.	812,750
124,000	Nippon Steel Corp.	251,618
89,000	Ricoh Co., Ltd.	1,734,052
29,000	Sankyo Co., Ltd.	626,218
9,000	Secom Co.	363,636
20,300	SONY Corp.	712,664
155,000	Sumitomo Corp.	1,082,739
89,000	Sumitomo Electric Industries, Ltd.	847,048
49,200	Takeda Chemical Industries, Ltd.	2,301,522
44,000	THK Co., Ltd.*	707,951
48,000	Toppan Printing Co., Ltd.	480,108
70,000	Toyota Motor Corp.	2,815,713
		24,226,334
The Netherlands — 7.8%
31,532	Akzo Nobel N.V.	1,040,209
51,430	Fortis +*	1,120,564
31,129	Heineken N.V.	974,857
13,386	ING Groep N.V.	310,499
77,782	Koninklijke (Royal) KPN N.V.*	574,578
58,656	Koninklijke (Royal) Philips Electronics N.V.	1,421,261
72,201	TPG N.V.*	1,581,812
13,143	Unilever N.V.	808,801
22,287	VNU N.V.	588,556
		8,421,137
Norway — 1.0%
160,514	Telenor ASA	1,093,210

See Notes to Schedule of Investments.

SMITH BARNEY INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Singapore — 1.4%
76,000	Oversea-Chinese Banking Corp. Ltd.	$565,762
121,000	United Overseas Bank Ltd.	964,087
		1,529,849
Spain — 1.3%
74,959	Endesa, S.A.*	1,363,570
Sweden — 1.6%
15,931	Atlas Copco AB	570,855
18,543	Electrolux AB, Series B *	323,769
123,268	Nordea AB *	839,241
		1,733,865
Switzerland — 2.9%
57,271	Credit Suisse Group	1,837,991
8,777	Zurich Financial Services AG	1,241,996
		3,079,987
United Kingdom — 26.8%
95,158	Allied Irish Banks PLC	1,464,258
45,830	AstraZeneca PLC	2,051,777
23,929	Bank of Ireland	313,224
42,657	BHP Billiton PLC	388,774
135,418	BOC Group PLC	2,323,041
368,301	BP PLC	3,457,175
44,266	British Sky Broadcasting Group PLC	486,783
22,943	CRH PLC	517,551
99,027	Diageo PLC	1,227,689
76,031	GlaxoSmithKline PLC	1,544,944
24,721	GUS PLC	387,202
84,981	HBOS PLC	1,101,477
72,613	InterContinental Hotels Group PLC	772,089
47,955	National Grid Transco PLC	379,701
21,249	Next Group	578,667
86,221	Reed Elsevier PLC	763,855
37,847	RMC Group PLC	412,064
89,285	Royal Bank of Scotland Group PLC	2,511,058
62,400	Scottish & Southern Energy PLC	815,605
27,951	Smiths Group	371,184
593,682	Tesco PLC	2,748,593
141,225	The Sage Group PLC	443,811
47,617	Tompkins PLC	218,505
1,632,454	Vodafone Group PLC	3,541,344
		28,820,371
	TOTAL COMMON STOCK (Cost — $92,982,317)	105,799,922

See Notes to Schedule of Investments.

SMITH BARNEY INTERNATIONAL FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 1.6%
$1,766,000	UBS Securities LLC dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $1,766,199; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.875% due 8/3/04 to 5/15/30; Market value — $1,801,320) (Cost — $1,766,000)	$1,766,000
	TOTAL INVESTMENTS — 100.0% (Cost — $94,748,317**)	$107,565,922
LOANED SECURITIES COLLATERAL
18,968,306	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $18,968,306)	$18,968,306
*	All or a portion of this security is on loan (Note 4).
+	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is substantially the same.

Summary of Investments by Industry***
Consumer Discretionary	15.3%
Consumer Staples	6.9
Energy	8.2
Financials	25.6
Healthcare	9.2
Industrials	9.3
Information Technology	5.8
Materials	6.3
Telecommunications	7.3
Utilities	4.5
Other	1.6
100.0%
***	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2004 and are subject to change.

See Notes to Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

1.	Significant Accounting Policies

The Smith Barney International Fund (“Fund”), a separate investment fund of the Smith Barney Investment Series (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at fair value determined by or under the direction of the Board of Trustees; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities primarily traded on foreign exchanges are generally valued at the closing price of such securities on their respective exchanges, except that if the Investment Manager is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined using fair value procedures established by and under the supervision of the Board. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate; U.S. government and agency obligations are valued at the average between bid and asked prices in the over-the-counter market; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (e) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded; and (f) net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Notes to the Schedule of Investments (unaudited) (continued)

2.	Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with Respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

3.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

4.	Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any loss in the investment of amounts received as collateral. The Fund also maintains exposure for the risk of any loss in the investment securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

At July 31, 2004, the Fund loaned securities having a market value of $18,102,178. The Fund received cash collateral amounting to $18,968,306, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Series

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	September 27, 2004

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	September 27, 2004